Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Exchange Rates of Key Currencies	The exchange rates of key currencies were as follows:

(USD equivalent for one)	Closing rate at December 31,		Annual average rate
	2023	2022	2023	2022	2021

Euro (EUR)	1.1050	1.0666	1.0814	1.0542	1.1832
Pound Sterling (GBP)	1.2715	1.2026	1.2435	1.2376	1.3758
Swiss Franc (CHF)	1.1933	1.0832	1.1133	1.0486	1.0940
Japanese Yen (JPY)	0.0071	0.0076	0.0071	0.0077	0.0091
Chinese Yuan (CNY)	0.1408	0.1450	0.1413	0.1489	0.1550

Cash and Cash Equivalents	Cash and cash equivalents as of December 31,
2023 and 2022 were as follows:

(in thousands)	2023	2022

Cash at bank and on hand	$87,380	$122,314
Money market funds	481,360	289,394
Commercial paper	9,982	94,828
Short-term bank deposits	89,362	224,133
Cash and cash equivalents	$668,084	$730,669

Changes in the Allowance for Credit Losses on Accounts Receivable	The changes in the allowance for credit losses on accounts receivable and loans and other receivables for the years ended
December 31, 2023, 2022 and 2021 are as follows:

(in thousands)	Accounts receivable			Loans and other receivables
	2023	2022	2021	2023	2022	2021

Balance at beginning of year	$22,880	$23,124	$27,052	$10,598	$5,142	$9,132
Provisions for expected credit losses	(2,873)	4,483	18	5	5,574	2,155
Deductions from allowance	(2,378)	(2,685)	(1,249)	(10,552)	—	(6,049)
Recoveries collected	—	—	288	—	—	12
Currency translation adjustments and other	(333)	(2,042)	(2,985)	2	(118)	(108)
Balance at end of year	$17,296	$22,880	$23,124	$53	$10,598	$5,142

Inventories	Inventories consisted of the following as of December 31, 2023 and 2022:

(in thousands)	2023	2022

Raw materials	$91,204	$97,613
Work in process	94,736	85,488
Finished goods	212,445	174,859
Total inventories, net	$398,385	$357,960